Certnys

i-33177

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024

16004407

September 8, 2016

Received SEC

SEP - 8 2016

Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.125% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share of Monmouth Real Estate Investment Corporation under the Exchange Act of 1934.

Sincerely,

Silvio Conte